Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,146,369,000	$ 1,973,103,000
Accretable Yield, Net reclassifications to accretable from non-accretable	1,714,000
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans	15,400,000	9,300,000
Gross loans	1,031,435,000	929,788,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans	15,400,000	20,200,000
Gross loans	821,970,000	732,146,000
Virginia Savings Bank [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	66,500,000
Virginia Savings Bank [Member] | Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,000,000
Contractual principal balance	$ 10,800,000